Basic and Diluted Net Loss Per Share - Summary of Basic and Diluted Net Income (Loss) Per Ordinary Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to common stockholder, basic and diluted	$ (63,544)	$ (35,835)
Weighted average shares of common stock outstanding, basic and diluted	64,938,930	57,247,816
Net loss per share attributable to common stockholder, basic and diluted	$ (0.98)	$ (0.63)